CAPITAL	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-Based Capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios as defined by the regulations of Total and Tier 1 capital to risk-weighted assets and to average assets. Management believes, as of December 31, 2013, that First Financial met all capital adequacy requirements to which it is subject. At December 31, 2013 and 2012, regulatory notifications categorized First Financial as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's categorization.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that are recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangible assets, mortgage servicing assets and the allowance for loan and lease losses.

Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total capital to risk-weighted assets
Consolidated	$679,074	15.88%	$342,092	8.00%	N/A	N/A
First Financial Bank	588,643	13.80%	341,184	8.00%	$426,480	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	624,850	14.61%	171,046	4.00%	N/A	N/A
First Financial Bank	527,712	12.37%	170,592	4.00%	255,888	6.00%

Tier 1 capital to average assets
Consolidated	624,850	10.11%	247,106	4.00%	N/A	N/A
First Financial Bank	527,712	8.55%	246,739	4.00%	308,423	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital to risk-weighted assets
Consolidated	$686,961	17.60%	$312,328	8.00%	N/A	N/A
First Financial Bank	586,023	15.04%	311,618	8.00%	$389,523	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	637,176	16.32%	156,164	4.00%	N/A	N/A
First Financial Bank	529,196	13.59%	155,809	4.00%	233,714	6.00%

Tier 1 capital to average assets
Consolidated	637,176	10.25%	248,761	4.00%	N/A	N/A
First Financial Bank	529,196	8.52%	248,408	4.00%	310,511	5.00%

Shelf Registrations. On April 28, 2011, First Financial filed a shelf registration on Form S-3 with the SEC. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors, and expires on April 28, 2014.

Share Repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. Under the plan, the Company expects to repurchase approximately 1,000,000 common shares annually. This annual target is subject to market conditions and quarterly evaluation by the board as well as balance sheet composition and growth. The Company repurchased 750,145 shares under this plan during 2013 at an average price of $15.70 per share and 460,500 shares under this plan during 2012 at an average price of $14.78. At December 31, 2013, 3,789,355 common shares remained available for purchase under this repurchase plan.